Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	UBS RMA TAX FREE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000703875
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2012
UBS RMA Money Market Portfolio (Prospectus Summary) | UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMAXX
UBS RMA U.S. Government Portfolio (Prospectus Summary) | UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RUSXX
UBS RMA Tax Free Fund (Prospectus Summary) | UBS RMA Tax Free Fund | UBS RMA Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTFXX
UBS RMA California Municipal Money Fund (Prospectus Summary) | UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCAXX
UBS RMA New York Municipal Money Fund (Prospectus Summary) | UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNYXX